NOTES RECEIVABLE	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Receivables [Abstract]
NOTES RECEIVABLE

6.   NOTES RECEIVABLE

The Company has undertaken a program in recent years to sell company-managed DSD distribution routes to IOs. Contracts are executed between the Company and the IO for the sale of the product distribution route, including a note in favor of the Company, in certain cases. The notes bear interest at rates ranging from 0.00% to 8.55% with terms ranging generally from one to ten years. The notes receivable balances due from IOs at April 4, 2021 and January 3, 2021 totaled $27.9 million and $27.1 million, respectively, and are collateralized by the routes for which the loans are made. Of the balance at April 4, 2021 and January 3, 2021, $23.6 million and $23.1 million, respectively relates to corresponding notes payable, as discussed in further detail within Note 8. “Long-Term Debt”.

Other notes receivable totaled $0.4 million and $0.6 million as of April 4, 2021 and January 3, 2021, respectively.

6.    NOTES RECEIVABLE

The Company has undertaken a program in recent years to sell company-managed DSD distribution routes to IOs. Contracts are executed between the Company and the IO for the sale of the product distribution route, including a note in favor of the Company, in certain cases. The notes bear interest at rates ranging from 0.00% to 8.55% with terms ranging generally from one to ten years. The notes receivable balances due from IOs at January 3, 2021 and December 29, 2019 totaled $27.1 million and $34.0 million, respectively, and are collateralized by the routes for which the loans are made. Of the balance at January 3, 2021 and December 29, 2019, $23.1 million and $33.7 million, respectively, relates to a corresponding notes payable, as discussed in further detail within Note 8. “Long-Term Debt”.

Other notes receivable totaled $0.6 million and $1.4 million as of January 3, 2021 and December 29, 2019, respectively.